Dividends and Buyback of equity shares	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Dividends and Buyback of equity shares
22. Dividends and Buyback of equity shares
The Company declares and pays dividends in Indian rupees. According to the Companies Act, 2013 any dividend should be declared out of accumulated distributable profits. A Company may, before the declaration of any dividend, transfer a percentage of its profits for that financial year as it may consider appropriate to the reserves.
The cash dividends paid per equity share were
₹
 1,
₹
 1 and
₹
 1, during the years ended March 31, 2020, 2021 and 2022, respectively, including an interim dividend of
₹
 1,
₹
 1 and
₹
 1 for the year ended March 31, 2020, 2021 and 2022, respectively.
The Board of Directors in their meeting held on March 25, 2022, declared an interim dividend of
₹
 5/- (US$ 0.07) per equity share and ADR (250% on an equity share of par value of
₹
 2/-). Consequently, the Company has recorded a liability of
₹
 27,337 as at March 31, 2022 and this has been paid subsequently on April 19, 2022.
During the year ended March 31, 2020, the Company concluded the buyback of 323,076,923 equity shares as approved by the Board of Directors on April 16, 2019. This has resulted in a total cash outflow of
₹
 105,000. In line with the requirement of the Companies Act, 2013, an amount of
₹
 105,000 has been utilized from retained earnings. Further, capital redemption reserve (included in other reserves) of
₹
 646 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, the paid-up
equity share capital has reduced by
₹
 646.
During the year ended March 31, 2021, the Company concluded the buyback of 237,500,000 equity shares as approved by the Board of Directors on October 13, 2020. This has resulted in a total cash outflow of
₹
 116,445 (including tax on buyback of
₹
 21,445). In line with the requirement of the Companies Act, 2013, an amount of
₹
 1,427 and
₹
 115,018 has been utilized from share premium and retained earnings respectively. Further, capital redemption reserve (included in other reserves) of
₹
 475 (representing the nominal value of the shares bought back) has been created as an apportionment from retained earnings. Consequent to such buyback, the paid-up
equity share capital has reduced by
₹
 475.